Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal									$ 4,268	$ 3,830	$ 1,175
State											(181)
Total current									4,268	3,830	994
Deferred:
Federal									(1,085)	(7)	674
Total deferred									(1,085)	(7)	674
Income Tax Expense (Benefit), Total	$ 1,123	$ 1,153	$ 750	$ 157	$ 941	$ 954	$ 837	$ 1,091	$ 3,183	$ 3,823	$ 1,668